ACQUISITION OF BUSINESSES (Tables)	6 Months Ended
Jun. 30, 2022
Business Combinations 1 [Abstract]
Disclosure of detailed information about business combinations
The following table summarizes the consideration transferred, assets acquired, liabilities assumed and non-controlling interests recognized at the applicable acquisition dates for significant acquisitions. The consideration transferred reflects the partnership’s equity contribution, debt raised alongside institutional partners to fund the acquisition, contingent consideration and non-cash consideration:

(US$ MILLIONS)	Business services	Infrastructure services	Total (1)
Cash (2)	$994	$6,493	$7,487
Other non-cash consideration	57	29	86
Total consideration	$1,051	$6,522	$7,573

Cash and cash equivalents	$158	$82	$240
Accounts receivable and other, net	38	461	499
Inventory, net	—	171	171
Property, plant and equipment	4	367	371
Intangible assets	646	4,377	5,023
Goodwill	375	1,459	1,834
Deferred income tax assets	9	4	13
Financial assets	4,525	5	4,530
Equity accounted investments and other assets	—	359	359
Accounts payable and other	(39)	(451)	(490)
Non-recourse borrowings in subsidiaries of the partnership	(4,471)	—	(4,471)
Deferred income tax liabilities	(194)	(312)	(506)
Net assets acquired before non-controlling interests	$1,051	$6,522	$7,573
Non-controlling interests acquired	—	—	—
Net assets acquired	$1,051	$6,522	$7,573
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(1)The fair values of acquired assets, assumed liabilities and goodwill for the acquisitions have been determined on a preliminary basis at the end of the reporting period.
(2)Cash consideration includes $250 million and $979 million of equity from the partnership in the business services and infrastructure services segments, respectively.
The following table summarizes the consideration transferred, assets acquired, liabilities assumed and non-controlling interests recognized at the applicable acquisition dates for significant acquisitions. The consideration transferred reflects the partnership’s equity contribution, debt raised alongside institutional partners to fund the acquisition, contingent consideration and non-cash consideration:

(US$ MILLIONS)	Business services	Infrastructure services (1)	Industrials (1)	Total
Cash (2)	$219	$4,806	$4,040	$9,065
Non-cash consideration	—	19	—	19
Contingent consideration	63	—	358	421
Total consideration	$282	$4,825	$4,398	$9,505

Cash and cash equivalents	$11	$100	$165	$276
Accounts receivable and other, net	52	412	304	768
Inventory, net	—	104	484	588
Property, plant and equipment	56	1,967	467	2,490
Intangible assets	84	1,940	2,509	4,533
Goodwill	290	1,740	1,821	3,851
Equity accounted investments and other assets	9	5	28	42
Accounts payable and other	(96)	(839)	(769)	(1,704)
Non-recourse borrowings in subsidiaries of the partnership	(103)	(27)	(2)	(132)
Deferred income tax liabilities	(21)	(577)	(599)	(1,197)
Net assets acquired before non-controlling interests	$282	$4,825	$4,408	$9,515
Non-controlling interests acquired	—	—	(10)	(10)
Net assets acquired	$282	$4,825	$4,398	$9,505
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(1)The fair values of acquired assets, assumed liabilities and goodwill for the acquisitions have been determined on a preliminary basis at the end of the reporting period.
(2)Cash consideration includes $80 million, $581 million and $500 million of equity from the partnership in the business services, infrastructure services and industrials segments, respectively.